Risk Report - Credit Risk Management - IFRS 9 5 Model results - Parenthetical information (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CRM IFRS 9 Model results [Abstract]
Group Provision for credit losses	€ 1,200	€ 515
Thereof in relation to Russia and Ukraine	114	10
Thereof in relation to Stage 1 and 2	204	218
Thereof in relation to Stage 3	1,000	734
Thereof in Corporate Bank	335	3
Thereof in Investment Bank	319	104
Thereof in Private Bank	€ 583	€ 446